PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Accounts receivables	$ 94,153	$ 52,739
Prepaid VAT	47,810	31,784
Prepayments to suppliers	42,476	32,164
Interest receivable	9,529	22,621
Other deposits	4,197	3,106
Prepaid rental and related fees	3,187	2,854
Receivables of withholding tax for employees related to share incentive plan	2,154	4,985
Others	12,275	9,245
Prepaid expenses and other current assets	$ 215,781	$ 159,498